Loans and Borrowings (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022
Loans and Borrowings [Line Items]
Pledged assets		$ 102,937,493	¥ 105,618,255
Total guaranteed amount (in Yuan Renminbi)	¥ 40,000,000
Haier Financial Leasing Co. LTD [Member]
Loans and Borrowings [Line Items]
Weighted average interest rate	4.21%	4.21%	4.47%	4.93%